Cover	May 11, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 11, 2023
Entity Registrant Name	Daktronics, Inc.
Entity Incorporation, State or Country Code	SD
Entity File Number	0-23246
Entity Tax Identification Number	46-0306862
Entity Address, Address Line One	201 Daktronics Drive
Entity Address, City or Town	Brookings
Entity Address, State or Province	SD
Entity Address, Postal Zip Code	57006
City Area Code	605
Local Phone Number	692-0200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000915779
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	DAKT
Security Exchange Name	NASDAQ
Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	DAKT
Security Exchange Name	NASDAQ